Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
Summary of Changes in Groups Provisions

	Legal contingencies	Indirect tax	Other	Total
	(in € millions)
Carrying amount at January 1, 2019	39	2	7	48
Charged/(credited) to the consolidated statement of operations:
Additional provisions	11	2	3	16
Reversal of unutilized amounts	—	—	(2)	(2)
Exchange differences	2	—	—	2
Utilized	(47)	—	(2)	(49)
Carrying amount at December 31, 2019	5	4	6	15
Charged/(credited) to the consolidated statement of operations:
Additional provisions	2	9	9	20
Reversal of unutilized amounts	(1)	(2)	(6)	(9)
Exchange differences	—	—	—	—
Utilized	(2)	—	(2)	(4)
Carrying amount at December 31, 2020	4	11	7	22
As at December 31, 2019
Current portion	5	4	4	13
Non-current portion	—	—	2	2
As at December 31, 2020
Current portion	4	11	5	20
Non-current portion	—	—	2	2